[On Company Letterhead]

September 3, 2014

Securities and Exchange Commission
100 F Street, N. W.
Washington, D.C. 20549

Re:           WRL Series Life Corporate Account (File No. 333-57681)

Dear Commissioners:

On behalf of WRL Series Life Corporate Account ("separate account") of Western Reserve Life Assurance Co. of Ohio (the “Company”), incorporated by reference are Semi-Annual Reports for the underlying funds of the separate account (the “Funds”) for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").  The Company understands that the Funds have filed, or will file, its semi-annual report with the Commission under separate cover pursuant to Rule 30d-1.

The Funds Semi-Annual Report filings are as follows:

American Funds Insurance Series – AFIS Global Small Capitalization Fund (Class 2) (File No. 811-03857).
American Funds Insurance Series – AFIS Growth Fund (Class 2) (File No. 811-03857).
American Funds Insurance Series – AFIS International Fund (Class 2) (File No. 811-03857).
American Funds Insurance Series – AFIS New World Fund (Class 2) (File No. 811-03857).
Deutsche Investments VIT Funds – Deutsche Equity 500 Index VIP (Class A) (File No. 811-07507).
Deutsche Investments VIT Funds – Deutsche Small Cap Index VIP (Class A) (File No. 811-07507).
DFA Investment Dimensions Group, Inc. – DFA VA Global Bond Portfolio (File No. 811-03258).
DFA Investment Dimensions Group, Inc. – DFA VA International Small Portfolio (File No. 811-03258).
DFA Investment Dimensions Group, Inc. – DFA VA International Value Portfolio (File No. 811-03258).
DFA Investment Dimensions Group, Inc. – DFA VA Short-Term Fixed Portfolio (File No. 811-03258).
DFA Investment Dimensions Group, Inc. – DFA VA U.S. Large Value Portfolio (File No. 811-03258).
DFA Investment Dimensions Group, Inc. – DFA VA U.S. Targeted Value Portfolio (File No. 811-03258).
Fidelity Variable Insurance Products Funds – Fidelity VIP Balanced Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Fidelity Variable Insurance Products Funds – Fidelity VIP Contrafund® Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Opportunities Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Fidelity Variable Insurance Products Funds – Fidelity VIP High Income Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Fidelity Variable Insurance Products Funds – Fidelity VIP Money Market Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
First Eagle Variable Funds, Inc. – First Eagle Overseas Variable Fund (File No. 811-09092).
Ibbotson ETF Allocation Series – Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class 1) (File No. 811-21987).
Ibbotson ETF Allocation Series – Ibbotson Balanced ETF Asset Allocation Portfolio (Class 1) (File No. 811-21987).
Ibbotson ETF Allocation Series – Ibbotson Conservative ETF Asset Allocation Portfolio (Class 1) (File No. 811-21987).
Ibbotson ETF Allocation Series – Ibbotson Growth ETF Asset Allocation Portfolio (Class 1) (File No. 811-21987).
Ibbotson ETF Allocation Series – Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class 1) (File No. 811-21987).
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. American Franchise Fund (Series I Shares) (File No. 811-07452).
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. American Value Fund (Series I Shares) (File No. 811-07452).
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Diversified Dividend Fund (Series I Shares) (File No. 811-07452).
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Global Health Care Fund (Series I Shares) (File No. 811-07452).
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Mid Cap Growth Fund (Series I Shares) (File No. 811-07452).
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Small Cap Equity Fund (Series I Shares) (File No. 811-07452).
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Technology Fund (Series I Shares) (File No. 811-07452).
Janus Aspen Series – Janus Aspen Balanced Portfolio (Institutional Shares) (File No. 811-07736).
Janus Aspen Series – Janus Aspen Enterprise Portfolio (Institutional Shares) (File No. 811-07736).
Janus Aspen Series – Janus Aspen Flexible Bond Portfolio (Institutional Shares) (File No. 811-07736).
Janus Aspen Series – Janus Aspen Forty Portfolio (Institutional Shares) (File No. 811-07736).
Janus Aspen Series – Janus Aspen Global Research Portfolio (Institutional Shares) (File No. 811-07736).
Janus Aspen Series – Janus Aspen Janus Portfolio (Institutional Shares) (File No. 811-07736).
Janus Aspen Series – Janus Aspen Overseas Portfolio (Institutional Shares) (File No. 811-07736).
PIMCO Variable Insurance Trust – PIMCO All Asset Portfolio (Administrative Class) (File No. 811-08399).
PIMCO Variable Insurance Trust – PIMCO All Asset Portfolio (Institutional Class) (File No. 811-08399).
PIMCO Variable Insurance Trust – PIMCO High Yield Portfolio (Institutional Class) (File No. 811-08399).
PIMCO Variable Insurance Trust – PIMCO Low Duration Portfolio (Institutional Class) (File No. 811-08399).
PIMCO Variable Insurance Trust – PIMCO Real Return Portfolio (Institutional Class) (File No. 811-08399).
PIMCO Variable Insurance Trust – PIMCO Short-Term Portfolio (Institutional Class) (File No. 811-08399).
PIMCO Variable Insurance Trust – PIMCO Total Return Portfolio Institutional Class) (File No. 811-08399).
Royce Capital Fund – Royce Micro-Cap Portfolio (File No. 811-07537).
Royce Capital Fund – Royce Small-Cap Portfolio (File No. 811-07537).
Rydex Variable Trust – NASDAQ®-100 Fund, dated June 30, 2014 (File No. 811-08821).

Rydex Variable Trust – Nova Fund (File No. 811-08821).
T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio (File No. 811-07143).
T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio (File No. 811-07143).
T. Rowe Price Equity Series, Inc. – T. Rowe Price Mid-Cap Growth Portfolio (File No. 811-07143).
T. Rowe Price Equity Series, Inc. – T. Rowe Price New America Growth Portfolio (File No. 811-07143).
T. Rowe Price Fixed Income Series, Inc. – T. Rowe Price Limited-Term Bond Portfolio (File No. 811-07153).
T. Rowe Price International Series, Inc. – T. Rowe Price International Stock Portfolio (File No. 811-07145).
Third Avenue Variable Series Trust – Third Avenue Value Portfolio (File No.811-09395).
The Universal Institutional Funds, Inc. –  UIF Emerging Markets Debt Portfolio (Class I) (File No. 811-07607).
The Universal Institutional Funds, Inc. – UIF Emerging Markets Equity Portfolio – Class I
(File No. 811-07607).
Vanguard® Variable Insurance Fund – Vanguard® VIF Balanced Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Capital Growth Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Diversified Value Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Income Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Index Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Growth Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF High Yield Bond Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF International Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Mid-Cap Index Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Money Market Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF REIT Index Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Short-Term Investment-Grade Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Small Company Growth Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Total Bond Market Index Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Total Stock Market Index Portfolio (File No. 811-05962).

These Semi-Annual Reports are for the period ending June 30, 2014 and have been transmitted to contract holders in accordance with Rule 30e-2 under the Act. If you have any questions regarding this filing, please contact the undersigned at (319) 355-6115.

Very truly yours,

/s/ Karen Epp
Karen Epp
Assistant Vice President